Net Loss Per Share Attributible to Ordinary Sharholders (Details) - Schedule of sets forth the computation of basic and diluted net loss per share attributable - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss		$ (40,494)	$ (58,092)	$ (15,625)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic		63,489,983	22,027,292	9,205,169
Loss per share attributable to ordinary shareholders, basic		$ (0.64)	$ (2.64)	$ (1.7)
Numerator:
Adjusted Net loss	[1]	$ (48,919)	$ (58,092)	$ (15,625)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted		60,960,641	22,027,292	9,205,169
Loss per share attributable to ordinary shareholders, diluted	[1]	$ (0.8)	$ (2.64)	$ (1.7)

[1]	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of our net loss for 2022